Derivative Instruments (Outstanding Derivative Instruments With Off-Balance-Sheet Risks) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	$ 257,459	$ 199,195
Asset Fair Value	7,594	10,303
Liability Fair Value	8,052	11,124
Interest Rate Contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	109,722
Foreign currency contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	4,778
Equity market contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	142,946
Credit contracts [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	13	49
Derivative Investments [Member] | Interest Rate Contracts [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	105,977	82,786
Asset Fair Value	709	897
Liability Fair Value	935	176
Derivative Investments [Member] | Foreign currency contracts [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	395	487
Asset Fair Value	27	7
Liability Fair Value	2	2
Derivative Investments [Member] | Equity market contracts [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	142,946	107,515
Asset Fair Value	5,135	8,490
Liability Fair Value	2,035	3,909
Derivative Investments [Member] | Commodity Contract [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	13
Asset Fair Value	14
Liability Fair Value	3
Derivative Investments [Member] | Cash flow hedges | Designated as Hedging Instrument [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	6,973	7,201
Asset Fair Value	766	381
Liability Fair Value	250	487
Derivative Investments [Member] | Cash flow hedges | Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	2,590	3,222
Asset Fair Value	123	98
Liability Fair Value	232	436
Derivative Investments [Member] | Cash flow hedges | Foreign currency contracts [Member] | Designated as Hedging Instrument [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	4,383	3,979
Asset Fair Value	643	283
Liability Fair Value	18	51
Derivative Investments [Member] | Fair value hedges | Interest Rate Contracts [Member] | Designated as Hedging Instrument [Member]
Outstanding derivative instruments with off-balance-sheet risks
Notional Amounts	1,155	1,157
Asset Fair Value	2
Liability Fair Value	44	213
Reinsurance related [Member] | Reinsurance Related [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments
Outstanding derivative instruments with off-balance-sheet risks
Asset Fair Value	416
Liability Fair Value		206
Future Contract Benefits [Member] | Indexed Annuity Contracts Embedded Derivatives [Member] | Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments
Outstanding derivative instruments with off-balance-sheet risks
Asset Fair Value	525	528
Liability Fair Value	$ 4,783	$ 6,131